INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES
14.	INVESTMENTS IN AFFILIATES

Investments accounted for under the equity method.

On December 20, 2012, Jinko Power Co., Ltd, a fully owned subsidiary of Jiangxi Jinko Engineering, signed a strategic cooperation agreement with Jinchuan Group Co., Ltd. (“Jinchuan Group”), a Chinese state-owned enterprise, to jointly invest in and establish a company named Gansu Jintai Electronic Power Co., Ltd. (“Gansu Jintai” or “investee”), to develop 200 MW photovoltaic (“PV”) solar power plant in Jinchang, Gansu Province, China. Jinko Power Co., Ltd holds 28% equity interest in Gansu Jintai and accounts for its investment in Gansu Jintai using the equity method as Jinko Power Co., Ltd has the ability to exercise significant influence over the operating and financial policies of the investee. Jinko Power Co., Ltd’s share of Gansu Jintai’s results of operations is included in equity (loss)/gain in affiliated companies in the income from discontinued operations, with an amount of RMB13,669,112, RMB15,265,937 and nil for the year ended December 31, 2015, 2016 and 2017, respectively.

The above investment is disposed as part of the disposition of downstream solar project segment (note 3).

On February 26, 2017, JinkoSolar signed a shareholder agreement with AxiaPower Holdings B.V. (“Axia”), a subsidiary of Marubeni Corporation, to jointly invest in and establish a company named SweihanSolar Holding Company Limited (“SSHC”) to hold 40% equity interest of Sweihan PV Power Company P.J.S.C (“the Project Company”), which develops and operates solar power projects in Dubai. JinkoSolar holds 50% equity interest in the SSHC and accounts for its investment using the equity method. JinkoSolar’s share of SSHC’s results of operations is included in equity (loss)/gain in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB1,869,496 for the year ended December 31, 2017. JinkoSolar sold modules of 488.8 MW and recognized revenue of Rmb 1,219.8 million on sales to the Project Company (note 31) during the year ended December 31, 2017. Unrealized profit amounted to RMB1,559,058 in connection with the intercompany transactions with the Project Company was eliminated during the year ended December 31, 2017.

On March 30, 2017, JinkoSolar signed a shareholder agreement with Yangzhou Tiansheng PV-Tech Co., Ltd., a Chinese PV enterprise, to jointly invest in and establish a company named Jiangsu Jinko-Tiansheng Co., Ltd. (“Jinko-Tiansheng”) to process and assemble the PV modules as OEM manufacturer in Jiangsu province, China. JinkoSolar holds 30% equity interest in Jinko-Tiansheng and accounts for its investment using the equity method. JinkoSolar’s share of Jinko-Tiansheng’s results of operations is included in equity (loss)/gain in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB186,173 for the year ended December 31, 2017. Jinko Tiansheng charged processing fee amounted to RMB8,375,075 to the Company for its OEM services provided (note 31) during the year ended December 31, 2017. Unrealized profit amounted to RMB 309,036 due to the intercompany transactions with Jinko Tiansheng was eliminated for the year ended December 31, 2017.

Investments accounted for under the cost method

In May 2012, the Group acquired a 9% stake in Heihe Hydropower Development Co., Ltd, a company in Gansu province, China, for a consideration of RMB7,200,000. The Group accounted for the RMB7.2 million using the cost method of accounting.